Credit Facility (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 27, 2013		Apr. 28, 2012		Apr. 30, 2011
Line of Credit Facility [Line Items]
Credit facility at period end	$ 77,000		$ 324,200		$ 313,100
Average balance outstanding during the period	214,702		306,038		338,971
Maximum borrowings outstanding during the period	$ 462,900		$ 582,000		$ 622,800
Weighted average interest rate during the period	5.56%	[1]	4.71%	[1]	6.23%	[1]
Interest rate at end of period	4.93%		3.32%		5.13%

[1]	Includes commitment fees.